Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 05, 2020 USD ($) $ / shares shares	Feb. 26, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 ₪ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ₪ / shares shares
Equity (Details) [Line Items]
Ordinary shares | shares	2,093,750	1,000,000	13,463,771			13,463,771	13,463,771
Price per share | (per share)		$ 8	$ 10	₪ 0.40	$ 3,093,750
Net proceeds offering	$ 15,238	$ 7,218
Warrants to purchase shares | shares	2,093,750	70,000	146,563
Exercise price per share | $ / shares		$ 10	$ 10
warrant value		$ 331
Weighted average volatility rate		72.00%
Weighted average risk free interest rate		1.14%
Weighted average contractual expected life		5 years
Ordinary price per share | $ / shares	$ 8.00
Warrant exercisable | shares	2,093,750
Common stock per share | (per share)	$ 9		$ 0.11	₪ 0.40		$ 0.11	₪ 0.40
Investors warrant			$ 3,723
Common stock value			13,027
Placement agent warrants			$ 232
Warrant [Member]
Equity (Details) [Line Items]
Weighted average volatility rate			68.24%
Weighted average risk free interest rate			0.67%
Weighted average contractual expected life			2 years